Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Equity [Abstract]
EQUITY
NOTE 12	EQUITY

Preferred Stock

The Company is authorized to issue 4,000,000 shares of Preferred Stock with a par value of $0.001 per share as of September 30, 2016. Preferred shares issued and outstanding at September 30, 2016 and June 30, 2016 were 1,000 shares.

On December 30, 2015, the Company filed an amendment to the Company's Articles of Incorporation, as amended, in the form of a Certificate of Designation that authorized for issuance of up to 1,000 shares of Series A preferred stock, par value $0.001 per share, of the Company designated “Super Voting Preferred Stock” and established the rights, preferences and limitations thereof. The pertinent rights and privileges of each share of the Super Voting Preferred Stock are as follows:

(i) each share shall not be entitled to receive any dividends nor any liquidation preference;

(ii) each share shall not be convertible into shares of the Company’s common stock;

(iii) shall be automatically redeemed by the Company at $0.10 per share on the first to occur of the following triggering events: (a) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (b) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company; and

(iv) long as any shares of the Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right to vote in an amount equal to 51% of the total vote (representing a majority voting power) effecting an increase in the authorized common stock of the Company. Such vote shall be determined by the holder(s) of the then issued and outstanding shares of Series A Preferred Stock. For example, if there are 10,000 shares of the Company’s common stock issued and outstanding at the time of a shareholder vote, the holders of the Series A Preferred Stock, will have the right to vote an aggregate of 10,408 shares, out of a total number of 20,408 shares voting. The amount of voting rights is determined based on the common shares outstanding and at the record date for the determination of shareholders entitled to vote at each meeting of shareholders of the Company or action by written consent in lieu of meetings with respect to effecting an increase in the authorized shares as presented to the shareholders of the Company. Each holder of Super Voting Preferred Stock shall vote together with the holders of Common Stock, as a single class, except (i) as provided by Nevada Statutes and (ii) with regard to the amendment, alteration or repeal of the preferences, rights, powers or other terms with the written consent of the majority of holders of Super Voting Preferred Stock.

On December 31, 2015, the Company issued 1,000 shares of Super Voting Preferred Stock for $0.10 per share to Curt Thornton, President and Chief Executive Officer, and a director of the Company, as described in Note 13 Related Party Transactions.

The Preferred Stock – Series A has a mandatory redemption provision of $0.10 per share, accordingly it is classified as a liability in the balance sheet.

Common Stock

On December 31, 2015, the Company amended its Articles of Incorporation by filing a Certificate of Amendment with the Secretary of State of Nevada to effect an increase in the number of the Company’s authorized common shares from 100,000,000 to 200,000,000. The increase in the authorized number of shares of common stock was approved by the Board of Director of the Company on December 30, 2015 and holders of more than 50% of the voting power of the Company’s capital stock on December 31, 2015.

On June 30, 2016, the Company amended its Articles of Incorporation by filing a Certificate of Amendment with the Secretary of State of Nevada to effect an increase in the number of the Company’s authorized common shares from 200,000,000 to 300,000,000. The increase in the authorized number of shares of common stock was approved by the Board of Director of the Company on June 30, 2016 and holders of more than 50% of the voting power of the Company’s capital stock. The Company’s ticker symbol and CUSIP remain unchanged.

As of September 30, 2016 and June 30, 2016, there were 97,070,603 and 89,242,624 shares of common stock issued and outstanding, respectively.

During the three months ended September 30, 2016, the Company issued 1,066,667 shares of common stock in exchange for consulting services valued at $248,333 and recorded 166,666 shares to be issued for services valued at $39,167.

During the three months ended September 30, 2016 the Company issued 6,761,312 shares of its common stock in payment of $699,575 debt and accrued interest.

Warrants

Warrant activity during the three months ended September 30, 2016, is as follows:

	Warrants	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2016	26,396,958	$0.14	$3,695,574
Granted	-	-	-
Exercised	-	-	-
Expired	(1,050,000)	0.05	-
Outstanding and exercisable at September 30, 2016	25,346,958	$0.14	$3,548,574

Stock Option Plan

Stock option activity during the three months ended September 30, 2016 is as follows:

	Stock Options	Weighted-Average Exercise Price	Aggregate Intrinsic Value
Outstanding at June 30, 2016	-	$-	$-
Granted	50,000	0.23	-
Exercised	-	-	-
Expired	-	-	-
Outstanding at September 30, 2016	50,000	$0.23	$-
Exercisable at September 30, 2016	10,000	$0.23	$-
Un-exercisable at September 30, 2016	40,000	$0.23	$-

The Company has one stock option plan:  The Provision Interactive Technologies, Inc. 2002 Stock Option and Incentive Plan, (the “Plan”).  As of September 30, 2016, there were 3,324,149 shares available for issuance under the Plan.  The Plan is administered by the Company’s Board of Directors, (the “Board”).

As of September 30, 2016, the Plan provides for the granting of non-qualified and incentive stock options to purchase up to 5,000,000 shares of common stock.  Options vest at rates set by the Board, not to exceed five years and are exercisable up to ten years from the date of issuance.   The option exercise price is set by the Board at time of grant.  Options and restricted stock awards may be granted to employees, officers, directors and consultants.

During the three months ended September 30, 2016 and 2015, the Company issued 50,000 and -0- options and recorded $1,320 and $-0- of stock compensation expense, respectively.

The fair value of options exercised in the three months ended September 30, 2016 and 2015 was approximately $0 at each period.

As of September 30, 2016, there was $5,296 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under existing stock option plans.

Restricted Stock

On June 1, 2016, the Company issued 1,500,000 restricted shares per rule 144 of its Common Stock, vesting in equal amounts over six (6) months to its consultant as partial compensation for services.

The fair value of the restricted stock granted during the three month period ended September 30, 2016 was stated at market price on the date of vested.

During the three month periods ended September 30, 2016 and 2015, the Company recorded expenses of $180,000 and $-0-, respectively, related to restricted stock vested to non-employees and the same was accounted for under “stock to be issued” in accompanying unaudited condensed consolidated balance sheet.

As of September 30, 2016 and December 31, 2015, there were 500,000 and -0- restricted stock unvested, respectively.

As of September 30, 2016, there were 1 million restricted stock vested, however, the Company has not issued till date and recorded as stock to be issuable during the period.

NOTE 12	EQUITY

Preferred Stock

The Company is authorized to issue 4,000,000 shares of Preferred Stock with a par value of $0.001 per share as of June 30, 2016. Preferred shares issued and outstanding at June 30, 2016 and 2015 were 1,000 shares and 0 shares respectively.

On December 30, 2015, the Company filed an amendment to the Company's Articles of Incorporation, as amended, in the form of a Certificate of Designation that authorized for issuance of up to 1,000 shares of Series A preferred stock, par value $0.001 per share, of the Company designated “Super Voting Preferred Stock” and established the rights, preferences and limitations thereof. The pertinent rights and privileges of each share of the Super Voting Preferred Stock are as follows:

(i) each share shall not be entitled to receive any dividends nor any liquidation preference;

(ii) each share shall not be convertible into shares of the Company’s common stock;

(iii) shall be automatically redeemed by the Company at $0.10 per share on the first to occur of the following triggering events: (a) 90 days following the date on which this Certificate of Designation is filed with the Secretary of State of Nevada or (b) on the date that Mr. Thornton ceases, for any reason, to serve as officer, director or consultant of the Company; and

(iv) long as any shares of the Series A Preferred Stock remain issued and outstanding, the holders thereof, voting separately as a class, shall have the right to vote in an amount equal to 51% of the total vote (representing a majority voting power) effecting an increase in the authorized common stock of the Company. Such vote shall be determined by the holder(s) of the then issued and outstanding shares of Series A Preferred Stock. For example, if there are 10,000 shares of the Company’s common stock issued and outstanding at the time of a shareholder vote, the holders of the Series A Preferred Stock, will have the right to vote an aggregate of 10,408 shares, out of a total number of 20,408 shares voting. The amount of voting rights is determined based on the common shares outstanding and at the record date for the determination of shareholders entitled to vote at each meeting of shareholders of the Company or action by written consent in lieu of meetings with respect to effecting an increase in the authorized shares as presented to the shareholders of the Company. Each holder of Super Voting Preferred Stock shall vote together with the holders of Common Stock, as a single class, except (i) as provided by Nevada Statutes and (ii) with regard to the amendment, alteration or repeal of the preferences, rights, powers or other terms with the written consent of the majority of holders of Super Voting Preferred Stock.

On December 31, 2015, the Company issued 1,000 shares of Super Voting Preferred Stock for $0.10 per share to Curt Thornton, President and Chief Executive Officer, and a director of the Company, as described in Note 13 Related Party Transactions.

The Preferred Stock – Series A has a mandatory redemption provision of $0.10 per share, accordingly it is classified as a liability in the balance sheet.

Common Stock

On December 31, 2015, the Company amended its Articles of Incorporation by filing a Certificate of Amendment with the Secretary of State of Nevada to effect an increase in the number of the Company’s authorized common shares from 100,000,000 to 200,000,000.

On June 30, 2016, the Company amended its Articles of Incorporation by filing a Certificate of Amendment with the Secretary of State of Nevada to effect an increase in the number of the Company’s authorized common shares from 200,000,000 to 300,000,000. The increase in the authorized number of shares of common stock was approved by the Board of Director of the Company on June 30, 2016 and holders of more than 50% of the voting power of the Company’s capital stock on June 30, 2016.

As of June 30, 2016 and 2015, there were 89,242,624 and 75,483,456 shares of common stock issued and outstanding, respectively.

During the year ended June 30, 2016, the Company issued 1,953,333 shares of common stock in exchange for consulting services valued at $248,933 and stock to be issued 1,249,997 shares of common stock in exchange for services valued at $262,166.

During the year ended June 30, 2016 the Company issued 9,781,375 shares of its common stock in payment of $861,518 debt and accrued interest.

During the year ended June 30, 2016 the Company issued 625,000 shares of its common stock per the exercise of warrants for $25,000.

During the year ended June 30, 2016 the Company issued 1,399,460 shares of its common stock per the exercise of cashless warrants.

During September 2014 the Company issued 30,193 shares of its common stock in payment of $2,500 of accrued interest.

During September 2014 the Company issued 1,538,462 shares of its common stock in connection with a stock subscription agreement. The Company received $84,490 upon issuance, net of a $15,510 fee.

During December 2014 the Company issued 3,155,248 shares of its common stock in payment of $79,239 debt and accrued interest.

During December 2014 the Company issued 300,000 shares of its common stock in connection with a stock subscription agreement. The Company received $10,000 upon issuance, net of a $5,000 fee.

During February 2015 the Company issued 259,720 shares of its common stock in payment of $12,985 debt and accrued interest.

During May 2015, the Company issued 300,000 shares of its common stock in payment of an outstanding liability in the amount of $31,500.

During May 2015, the Company issued 447,984 shares of its common stock in payment of an outstanding liability in the amount of $45,000.

Warrants

Warrant activity during the year ended June 30, 2016, is as follows:

	Warrants	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2014	14,723,268	$0.13	$759,284
Granted	50,000	0.15	–
Exercised	–	–	–
Expired	(6,022,080)	0.13	796,408
Outstanding and exercisable at June 30, 2015	8,751,189	$0.14	$406,131
Granted	20,529,386	0.13	–
Exercised	(2,883,616)	0.06	–
Expired
Outstanding and exercisable at June 30, 2016	26,396,958	$0.14	$3,695,574

During the year ended June 30, 2015, the Company issued warrants to purchase 50,000 shares of common stock in connection with convertible notes.  These warrants have an exercise price of $0.15 per share and expire within year from the date of issue and the same was accounted as deferred financing cost and valued $2,139 as of June 30, 2015.

On June 30, 2015, the certain note holders agreed to extend the due dates of 6,809,522 warrants to July 1, 2018. These warrants have an exercise price of $0.01 to $0.20 per share and expire within three years from the date of issue and the same was accounted as deferred financing cost and valued $455,747 as of June 30, 2015.

During the year ended June 30, 2016, the Company issued warrants to purchase 13,499,636 shares of common stock in connection with convertible notes.  These warrants have an exercise price of $0.06 to $0.15 per share and expire within three to five years from the date of issue and the same was accounted as warrant discount and valued $567,761 as of June 30, 2016 (see Note 8).

During the year ended June 30, 2016, the Company issued warrants to purchase 6,732,800 shares of common stock for professional fees related to the issuances of convertible notes. These warrants have an exercise price of $0.07 to $0.10 per share and expire within three years from the date of issue and the same was accounted as deferred financing cost and valued $685,250 as of June 30, 2016 (see Note 8).

During the year ended June 30, 2016, the Company issued warrants to purchase 296,950 shares of common stock for non-cash interest fees. These warrants have an exercise price of $0.06 and expire within five years from the date of issue and the same was accounted for as interest expense and valued at $19,183 as of June 30, 2016.

During the year ended June 30, 2016, the Company issued 1,399,460 shares of common stock in order to fulfill the cashless exercise of 2,258,616 warrants. Due the nature of the exercise, the Company did not receive any funds.

During the year ended June 30, 2016 the Company issued 625,000 shares of its common stock per the exercise of 625,000 warrants for $25,000.

The fair value of the described above warrants was determined using the Black-Scholes Model with the following assumptions:

(1) risk free interest rate of	0.82% to 1.1%;
(2) dividend yield of	0%;
(3) volatility factor of	138%-158%;
(4) an expected life of the conversion feature of	3 to 5 years, and
(5) estimated fair value of the company’s common stock of	$0.07 to $0.10 per share.

Stock Option Plan

There were no new options granted or exercised during the years ended June 30, 2016 and 2015. There are no stock options outstanding as of June 30, 2016 and 2015.